Employee benefit obligations - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details)	Mar. 31, 2025	Mar. 31, 2024
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Actuarial assumption of discount rates | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.10%	4.70%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.90%)	(4.40%)
Actuarial assumption of discount rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	9.10%	8.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(8.00%)	(7.50%)
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	7.00%	7.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(6.40%)	(6.40%)
Actuarial assumption of discount rates | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.00%	4.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.80%)	(4.20%)
Actuarial assumption of discount rates | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.20%	5.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.80%)	(4.90%)
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Actuarial assumption of expected rates of salary increases | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(3.90%)	(4.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.10%	4.60%
Actuarial assumption of expected rates of salary increases | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(6.00%)	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	6.00%	0.50%
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(6.40%)	(6.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	7.00%	7.00%
Actuarial assumption of expected rates of salary increases | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(3.60%)	(4.00%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	3.90%	4.30%
Actuarial assumption of expected rates of salary increases | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.80%)	(4.90%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.10%	5.30%
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%	10.00%
Actuarial assumption of mortality rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(1.10%)	(1.10%)